Statements of Changes in Stockholders' Equity - MXN ($) $ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Other equity reserves [member]	Retained earnings [member]	Total controlling interest [Member]	Non-controlling interests and perpetual debentures [member]
Equity at beginning of period at Dec. 31, 2015	$ 163,768	$ 4,158	$ 115,466	$ 15,273	$ 8,582	$ 143,479	$ 20,289
Net income	15,204	0	0	0	14,031	14,031	1,173
Total other items of comprehensive income, net	7,739	0	0	3,748	0	3,748	3,991
Capitalization of retained earnings	0	4	6,966	0	(6,970)	0	0
Own shares purchased under share repurchase program	0
Share-based compensation	742	0	742	0	0	742	0
Effects of perpetual debentures	(507)	0	0	(507)	0	(507)	0
Changes in non-controllinginterest	9,777	0	0	6,279	0	6,279	3,498
Equity at end of period at Dec. 31, 2016	196,723	4,162	123,174	24,793	15,643	167,772	28,951
Net income	16,641	0	0	0	15,224	15,224	1,417
Total other items of comprehensive income, net	(9,009)	0	0	(9,520)	0	(9,520)	511
Capitalization of retained earnings	0	5	9,459	0	(9,464)	0	0
Effects of early conversion of convertible subordinated notes	5,729	4	7,059	(1,334)	0	5,729	0
Share-based compensation	817	0	791	26	0	817	0
Effects of perpetual debentures	(482)	0	0	(482)	0	(482)	0
Equity at end of period (Restated balance [member]) at Dec. 31, 2017	210,003	4,171	140,483	13,483	20,992	179,129	30,874
Equity at end of period at Dec. 31, 2017	210,419	4,171	140,483	13,483	21,403	179,540	30,879
Effects from adoption of IFRS 9 (note 2.1)	(416)	0	0	0	(411)	(411)	(5)
Net income	11,256	0	0	0	10,467	10,467	789
Total other items of comprehensive income, net	(359)	0	0	421	0	421	(780)
Capitalization of retained earnings					0
Own shares purchased under share repurchase program	(1,520)	0	0	(1,520)	0	(1,520)	0
Share-based compensation	706	0	668	38	0	706	0
Effects of perpetual debentures	(553)	0	0	(553)	0	(553)	0
Equity at end of period at Dec. 31, 2018	$ 219,533	$ 4,171	$ 141,151	$ 11,869	$ 31,459	$ 188,650	$ 30,883